Description Of The Business And Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Description Of The Business And Summary Of Significant Accounting Policies [Abstract]
Reconciliation Of Net Income Attributable To Ensco Shares Used In Basic And Diluted EPS Computations
The following table is a reconciliation of net income attributable to Ensco shares used in our basic and diluted EPS computations for each of the years in the three-year period ended December 31, 2013 (in millions):

	2013	2012	2011
Net income attributable to Ensco	$1,418.2	$1,169.7	$600.4
Net income allocated to non-vested share awards	(15.1)	(12.3)	(6.9)
Net income attributable to Ensco shares	$1,403.1	$1,157.4	$593.5

Reconciliation Of The Weighted-Average Shares Used In Basic And Diluted Earnings Per Share Computations
The following table is a reconciliation of the weighted-average shares used in our basic and diluted earnings per share computations for each of the years in the three-year period ended December 31, 2013 (in millions):

	2013	2012	2011
Weighted-average shares - basic	230.9	229.4	192.2
Potentially dilutive shares	.2	.3	.4
Weighted-average shares - diluted	231.1	229.7	192.6

Schedule Of Income From Continuing Operations Attributable To Ensco
Income from continuing operations attributable to Ensco for each of the years in the three-year period ended December 31, 2013 was as follows (in millions):

	2013	2012	2011
Income from continuing operations	$1,452.0	$1,159.6	$627.4
Income from continuing operations attributable to noncontrolling interests	(8.9)	(7.0)	(5.2)
Income from continuing operations attributable to Ensco	$1,443.1	$1,152.6	$622.2